Supplemental Oil and Gas Information (Unaudited) - Summary of Net Ownership Interest in Estimated Quantities of Proved Developed and Undeveloped Oil and Natural Gas Quantities and Changes (Details)
MMcf in Thousands, MBoe in Thousands, MBbls in Thousands
	12 Months Ended
	Dec. 31, 2024 MBoe MMcf MBbls	Dec. 31, 2023 MBoe MBbls MMcf	Dec. 31, 2022 MBoe MMcf MBbls
Oil and Gas, Proved Reserve, Quantity, Volume [Roll Forward]
Net proved reserves at beginning of period (Energy) | MBoe	2,913	2,936
Revisions of previous estimates (Energy) | MBoe	473	(71)
Extensions, discoveries and other additions (Energy) | MBoe	10	457
Production (Energy) | MBoe	(378)	(409)
Net proved reserves at end of period (Energy) | MBoe	3,018	2,913
Net Proved Developed Reserves (Energy) | MBoe	1,739	1,495	1,047
Net Proved Undeveloped Reserves (Energy) | MBoe	1,279	1,418	1,889
Oil
Oil and Gas, Proved Reserve, Quantity, Volume [Roll Forward]
Net proved reserves at beginning of period	1,696	1,776
Revisions of previous estimates	95	(80)
Extensions, discoveries and other additions	7	225
Production	(179)	(225)
Net proved reserves at end of period	1,619	1,696
Net Proved Developed Reserves	806	809	622
Net Proved Undeveloped Reserves	813	887	1,154
Natural Gas
Oil and Gas, Proved Reserve, Quantity, Volume [Roll Forward]
Net proved reserves at beginning of period | MMcf	5,235	4,972
Revisions of previous estimates | MMcf	1,492	(11)
Extensions, discoveries and other additions | MMcf	12	967
Production | MMcf	(729)	(693)
Net proved reserves at end of period | MMcf	6,010	5,235
Net Proved Developed Reserves | MMcf	4,010	2,957	1,821
Net Proved Undeveloped Reserves | MMcf	2,000	2,278	3,151
Natural Gas Liquids
Oil and Gas, Proved Reserve, Quantity, Volume [Roll Forward]
Net proved reserves at beginning of period	344	331
Revisions of previous estimates	130	10
Extensions, discoveries and other additions	1	71
Production	(77)	(68)
Net proved reserves at end of period	398	344
Net Proved Developed Reserves	265	193	121
Net Proved Undeveloped Reserves	133	151	210